UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

2214 Michigan Avenue	Arlington, TX 76013
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  877.334.1283

Date of fiscal year end:   10/31/2010

Date of reporting period: 01/31/2010

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCK - (82.44%)

ADVERTISING - (0.87%)
Omnicom Group, Inc.	1,322	$46,667

AEROSPACE & DEFENSE - (3.41%)
Boeing Co.	575	34,845
L-3 Communications Holdings, Inc.	587	48,921
Northrop Grumman Corp.	889	50,317
United Technologies Corp.	729	49,193
		183,276

AUTO MANUFACTURERS - (0.57%)
PACCAR, Inc.	845	30,445

AUTO PARTS & EQUIPMENT - (0.58%)
Johnson Controls, Inc.	1,114	31,003

BANKS - (3.76%)
Bank of New York Mellon Corp.	1,711	49,773
BB&T Corp.	1,215	33,862
Northern Trust Corp.	625	31,575
PNC Financial Services Group, Inc.	650	36,030
U.S. Bancorp	2,034	51,013
		202,253

BIOTECHNOLOGY - (0.99%)
Gilead Sciences, Inc. *	1,104	53,290

CHEMICALS - (0.90%)
Monsanto Co.	641	48,639

COMMERCIAL SERVICES - (1.72%)
Automatic Data Processing, Inc.	800	32,632
Mastercard, Inc.	120	29,988
Western Union Co.	1,625	30,128
		92,748

COMPUTERS - (3.15%)
Accenture Plc	1,191	48,819
Apple, Inc. *	150	28,818
EMC Corp. *	2,838	47,309
Hewlett-Packard Co.	950	44,716
		169,662

COSMETICS & TOILETRIES - (1.10%)
Avon Products, Inc.	975	29,387
Colgate-Palmolive Co.	374	29,931
		59,318

DIVERSIFIED FINANCIAL SERVICES - (1.46%)
American Express Co.	1,289	48,544
Franklin Resources, Inc.	300	29,709
		78,253

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCK - (82.44%) (Continued)

ELECTRIC - (3.24%)
Edison International	900	$29,988
Exelon Corp.	627	28,604
FPL Group, Inc.	578	28,183
Progress Energy, Inc.	747	29,111
Public Service Enterprise Group, Inc.	918	28,082
Southern Co.	950	30,400
		174,368

ELECTRONICS - (0.93%)
Tyco Electronics Ltd.	2,000	49,760

ENERGY - ALTERNATE SOURCES - (0.48%)
First Solar, Inc. *	227	25,719

FOOD & BEVERAGE - (6.62%)
Coca-Cola Co.	537	29,132
General Mills, Inc.	706	50,345
H.J. Heinz Co.	838	36,562
Hormel Foods Corp.	1,294	50,078
Kellogg Co.	575	31,292
Kraft Foods, Inc. Class A	1,780	49,235
PepsiCo., Inc.	505	30,108
Safeway, Inc.	1,290	28,961
Sysco Corp.	1,804	50,494
		356,207

HAND & MACHINE TOOLS - (0.50%)
Lincoln Electric Holdings, Inc.	550	26,856

HEALTHCARE PRODUCTS & SERVICES - (5.71%)
Alcon, Inc.	321	49,983
Baxter International, Inc.	526	30,292
Boston Scientific Corp. *	3,423	29,540
Covidien Plc	641	32,409
Laboratory Corp of America Holdings *	400	28,440
Medtronic, Inc.	697	29,894
St. Jude Medical, Inc. *	1,304	49,200
Stryker Corp.	550	28,556
Zimmer Holdings, Inc. *	510	28,723
		307,037

HOME FURNISHINGS - (0.91%)
Whirlpool Corp.	650	48,867

INSURANCE - (6.00%)
Aflac, Inc.	662	32,061
Allstate Corp.	1,015	30,379
AON Corp.	1,327	51,620
Loews Corp.	847	30,297
Marsh & McLennan Cos., Inc.	2,290	49,372
MetLife, Inc.	875	30,905
Progressive Corp.	2,875	47,668
Travelers Cos., Inc.	993	50,315
		322,617

INTERNET - (0.83%)
Yahoo!, Inc. *	2,961	44,445

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCK - (82.44%) (Continued)

IRON & STEEL - (0.87%)
Nucor Corp.	1,147	$46,798

MACHINERY - (1.42%)
Caterpillar, Inc.	887	46,337
Deere & Co.	600	29,970
		76,307

MISCELLANEOUS MANUFACTURING - (2.05%)
3M Co.	370	29,781
Illinois Tool Works, Inc.	1,103	48,080
Teleflex, Inc.	567	32,410
		110,271

MULTIMEDIA - (0.99%)
McGraw-Hill Cos., Inc.	1,503	53,281

OIL & GAS - (8.45%)
Apache Corp.	270	26,668
Chesapeake Energy Corp.	1,780	44,108
Devon Energy Corp.	365	24,422
EOG Resources, Inc.	365	33,003
Halliburton Co.	1,612	47,087
Murphy Oil Corp.	568	29,013
National Oilwell Varco, Inc.	1,085	44,377
Noble Corp.	1,174	47,336
Occidental Petroleum Corp.	400	31,336
Schlumberger Ltd.	472	29,953
Sempra Energy	500	25,375
Southwestern Energy Co. *	1,023	43,866
XTO Energy, Inc.	625	27,856
		454,400

PACKAGING & CONTAINERS - (0.91%)
Packaging Corp. of America	2,213	48,797

PHARMACEUTICALS - (3.28%)
Abbott Laboratories	902	47,752
Allergan, Inc.	856	49,220
Express Scripts, Inc. *	320	26,835
Medco Health Solutions, Inc. *	854	52,504
		176,311

PIPELINES - (1.46%)
Spectra Energy Corp.	1,502	31,917
Williams Cos., Inc.	2,226	46,390
		78,307

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCK - (82.44%) (Continued)

RETAIL - (6.26%)
Best Buy Co., Inc.	1,286	$47,132
Costco Wholesale Corp.	861	49,447
CVS Caremark Corp.	948	30,687
Kohl's Corp. *	992	49,967
Lowe's Cos., Inc.	1,394	30,180
McDonald's Corp.	782	48,820
TJX Cos., Inc. *	1,327	50,439
Yum! Brands, Inc.	879	30,070
		336,742

SAVINGS & LOANS - (0.89%)
Hudson City Bancorp, Inc.	3,602	47,798

SEMICONDUCTORS - (4.25%)
Analog Devices, Inc.	1,703	45,913
Applied Materials, Inc.	3,615	44,031
Intel Corp.	2,369	45,959
Marvell Technology Group Ltd. *	2,680	46,712
Texas Instruments, Inc.	2,039	45,877
		228,492

SOFTWARE - (0.88%)
CA, Inc.	2,149	47,364

TELECOMMUNICATIONS - (6.42%)
American Tower Corp. *	685	29,078
CenturyTel, Inc.	850	28,909
Cisco Systems, Inc. *	2,208	49,614
Corning, Inc.	2,528	45,706
Juniper Networks, Inc. *	1,889	46,904
Motorola, Inc.	6,517	40,079
Qualcomm, Inc. *	1,028	40,287
Rogers Communications, Inc.	1,100	34,386
Verizon Communications, Inc.	1,030	30,303
		345,266

TRANSPORTATION - (0.58%)
Burlington Northern Santa Fe Corp.	314	31,315

TOTAL COMMON STOCK (Cost $4,417,262)		4,432,879

SHORT-TERM INVESTMENTS - (3.17%)
Fidelity Institutional Money Market Fund - Class I, 0.28% ** (Cost $170,647)	170,647	170,647

TOTAL INVESTMENTS (Cost $4,587,909) - 85.61%		$4,603,526

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 14.39%		773,654

NET ASSETS - 100%		$5,377,180

* Non-Income producing security.
** Rate shown represents the rate at January 31, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

Investment Valuation—The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Assets for which market quotations are available are valued as follows: (a) securities that are traded on any stock exchange are generally valued at the last quoted sale price, or, if there were no sales on that day, at its last reported bid price; (b) securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (c) fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities; (d) short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees of the Trust (the “Board”) has determined represents fair value.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  At January 31, 2010, no securities were valued by the Adviser.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2010 in valuing the Fund’s investments carried at fair value:

Security Classification (a)	Epiphany Faith and Family Values 100 Fund
Level 1
Common Stock	$4,432,879
Short Term Investments	170,647
Total Level 1	$4,603,526

Level 2	$-

Level 3 (b)	$-

Total Investments	$4,603,526

(a) For a detailed break-out by major industry classification of all securities held by the Fund please refer to the Schedule of Investments.
(b)    As of and during the period ended January 31, 2010, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited) (continued)

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at January 31, 2010 were as follows:

		Gross	Gross	Net
Fund	Cost	Appreciation	Depreciation	Appreciation
Epiphany Faith and Family Values 100 Fund	$4,597,195	$241,065	$(234,734)	$6,331

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds

By:	/s/ Samuel J. Saladino
Name:	Samuel J. Saladino, III
Title:	President
Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel J. Saladino
Name:	Samuel J. Saladino, III
Title:	President
Date:	March 24, 2010

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	March 24, 2010